Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not have any policies and practices on the timing of awards of stock options or other equity grants in relation to the disclosure of material nonpublic information. In 2024, we did not award any stock options or other equity grants to any executive officer in the period beginning four business days before the filing of any periodic report on Form 10-Q or 10-K or the filing or furnishing of a current report on Form 8-K that disclosed material non-public information and ending one business day after the filing or furnishing of such report.
Award Timing Predetermined [Flag]	false
Award Timing, How MNPI Considered [Text Block]	In 2024, we did not award any stock options or other equity grants to any executive officer in the period beginning four business days before the filing of any periodic report on Form 10-Q or 10-K or the filing or furnishing of a current report on Form 8-K that disclosed material non-public information and ending one business day after the filing or furnishing of such report.
MNPI Disclosure Timed for Compensation Value [Flag]	false